Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014 Age	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2015
401(k) Retirement Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Eligible employee service completion days	90 days
Eligible employee eligibility age	21
Maximum employees contribution	75.00%
Percentage of employer matching contribution	50.00%
Base contribution percentage	6.00%
Company's contribution	$ 566	$ 705	$ 670
Retirement benefit plan eligibility period	1 year
Defined benefit plan vesting period	4 years
Directors Plan [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting percentage of match per year				100.00%
Directors Plan [Member] | First Three Percent Of Employee's Salary [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of employer matching contribution				100.00%
Base contribution percentage				3.00%
Directors Plan [Member] | Next Two Percent of Employee's Salary [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of employer matching contribution				50.00%
Base contribution percentage				2.00%
Directors Plan [Member] | Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Liability under the plan	$ 599	$ 522